Other Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Income [Abstract]
Schedule Of Other Income

	Year ended December 31,
	2014	2013	2012
AeroTurbine
Engines, airframes, parts and supplies revenue	$275,315	$-	$-
Cost of goods sold	(234,478)	-	-
Gross profit	40,837	-	-
Management fees, interest and other (a)	63,654	32,046	21,794
	$104,491	$32,046	$21,794

Includes a $19.9 million gain from the sale of an investment accounted for under the equity method in the year ended December 31, 2014.